As filed with the Securities and Exchange Commission on July 19, 1999
                                                    Registration No. 333-71547


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         [ ] Pre-Effective Amendment No. [ X ] Post-Effective Amendment No. 1


                       INVESCO TAX-FREE INCOME FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             7800 East Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                              Susan M. Casey, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)


      Title of securities being registered: Common stock, par value $0.01 per share.



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      No filing fee is required  because of reliance on Section  24(f) under the
Investment Company Act of 1940, as amended.

Parts A and B were previously filed.


                       INVESCO TAX-FREE INCOME FUNDS, INC.
                          (INVESCO LONG-TERM BOND FUND)

                                     PART C

                                OTHER INFORMATION



Item 15.    INDEMNIFICATION

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16.    EXHIBITS

      (1)   Articles of Incorporation.(1)
      (2)   By-Laws.(1)
      (3)   Voting trust agreement - none.

      (4)   (a) Plan of Reorganization and Termination.(5)
            (b) Agreement and Plan of Conversion and Termination.(5)

      (5)   Provisions  of  instruments   defining  the  rights  of  holders  of
            securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.

      (6) (a) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
      (7) (a) General Distribution Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
            (b) Distribution Agreement between Registrant and
                  INVESCO Distributors, Inc.(3)
      (8)   (a)  Defined   Benefit   Deferred    Compensation    Plan   for
                 Non-Interested Directors and Trustees.(2)
            (b)  Defined Benefit Deferred Compensation  Plan for  Non-Interested
                 Directors and Trustees.(3)
      (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(2)

              (a)  Amendment to Custody  Agreement  dated October 25, 1995.(2)
              (b)  Data Access Service Addendum dated May 19, 1997.(2)
      (10) Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1993.(2)
              (a) Amendment of Plan and Agreement of Distribution pursuant to 12b-1 under the Investment Company Act of 1940 dated July 19, 1995.(2)
              (b) Amended Plan and Agreement of Distribution adopted pursuant to
                  Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)
              (c) Amended Plan and Agreement of Distribution adopted pursuant to
                  Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(3)
      (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(4)


      (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Tax-Free Intermediate Bond Fund and INVESCO Tax-Free Long-Term Bond Fund (filed herewith).


      (13)    (a) Transfer Agency Agreement between Registrant and INVESCO Funds
                  Group, Inc. dated February 28, 1997.(2)
              (b) Administrative  Services  Agreement  between  Registrant   and
                  INVESCO Funds Group, Inc. dated February 28, 1997.(2)

      (14)     Consent of  PricewaterhouseCoopers  LLP.(5)

      (15)     Financial statements omitted from part B - none.
      (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, August
               30, 1995, October 18, 1996, and August 29, 1997.
      (17)     Additional Exhibits.

               (a)  Amended Form of Proxy Card.(5)


----------------

1 Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, filed on October 18, 1996.
2 Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement, filed on August 29, 1997.
3 Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, filed October 28, 1998.
4 Incorporated by reference from the Registration Statement on Form N-14 filed January 22, 1999.

5 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 17, 1999.

Item 17.    UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 15th day of June, 1999.


Attest:                                   INVESCO Tax-Free Income Funds, Inc.



/s/ Glen A. Payne                         By: /s/ Mark H. Williamson
-----------------                         --------------------------
Glen A. Payne                                 Mark H. Williamson
Secretary                                     President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                     TITLE                  DATE


                                    President, Director and
 /s/ Mark H. Williamson             Chief Executive Officer    June 15, 1999
------------------------------
Mark H. Williamson




/s/ Ronald L. Grooms                Treasurer and              June 15, 1999
------------------------------      Chief Financial and
Ronald L. Grooms                    Accounting Officer



*                                   Director                   June 15, 1999
------------------------
Victor L. Andrews




*                                   Director                   June 15, 1999
------------------------
Bob R. Baker

*                                   Director                   June 15, 1999
------------------------
Charles W. Brady




*                                   Director                   June 15, 1999
------------------------
Wendy L. Gramm




*                                   Director                   June 15, 1999
------------------------
Lawrence H. Budner




*                                   Director                   June 15, 1999
------------------------
Fred A. Deering




*                                   Director                   June 15, 1999
------------------------
Larry Soll




*                                   Director                   June 15, 1999
------------------------
Kenneth T. King




*                                   Director                   June 15, 1999
------------------------
John W. McIntyre

By
    --------------------------
        Edward F. O'Keefe
        Attorney in Fact





By  */s/ Glen A. Payne                                         June 15, 1999
    --------------------------
       Glen A. Payne
       Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, August 30, 1995, October 18, 1996 and August 29, 1997.

                                  EXHIBIT INDEX

Exhibit 12 Opinion  and  consent of  Kirkpatrick  &  Lockhart  LLP  regarding certain tax matters in connection with INVESCO Tax-Free Intermediate Bond Fund and INVESCO Tax-Free Long-Term Bond Fund (filed herewith).